Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Loss Per Share - shares	3 Months Ended			12 Months Ended
	Mar. 31, 2024		Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Basic and Diluted Net Loss Per Share [Line Items]
Total potentially dilutive shares	7,040,194		9,574,651	2,929,677	9,022,947
Convertible Notes Payable [Member]
Schedule of Basic and Diluted Net Loss Per Share [Line Items]
Total potentially dilutive shares	2,104,562	[1]
Series Seed Preferred Stock [Member]
Schedule of Basic and Diluted Net Loss Per Share [Line Items]
Total potentially dilutive shares			3,091,672		3,091,672
Series Seed-1 Preferred Stock [Member]
Schedule of Basic and Diluted Net Loss Per Share [Line Items]
Total potentially dilutive shares			2,440,411		2,440,412
Series Seed-2 Preferred Stock [Member]
Schedule of Basic and Diluted Net Loss Per Share [Line Items]
Total potentially dilutive shares			2,088,696		2,088,696
Series Seed-3 Preferred Stock [Member]
Schedule of Basic and Diluted Net Loss Per Share [Line Items]
Total potentially dilutive shares			357,836		357,836
Common Stock Warrants [Member]
Schedule of Basic and Diluted Net Loss Per Share [Line Items]
Total potentially dilutive shares	3,110,272		54,203	1,090,272	54,203
Preferred Stock Warrants [Member]
Schedule of Basic and Diluted Net Loss Per Share [Line Items]
Total potentially dilutive shares			128,820		128,819
Stock Options [Member]
Schedule of Basic and Diluted Net Loss Per Share [Line Items]
Total potentially dilutive shares	1,501,341		1,080,532	1,515,386	861,309
Unvested Restricted Common Stock [Member]
Schedule of Basic and Diluted Net Loss Per Share [Line Items]
Total potentially dilutive shares	324,019		332,481

[1]	Represents the number of common shares that the convertible notes, including principal and accrued interest, converted into upon the closing of the Offering in April 2024.